INCOME TAXES - Reconciliation of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of effective tax rate [Abstract]
Net income for the year	$ 2,847,000	$ 7,770,000	$ 10,965,000
Income tax expense / (benefit)	1,918,000	2,315,000	8,445,000
Total income before taxation	4,765,000	10,085,000	19,410,000
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Income tax expense using the applicable tax rate	1,001,000	2,118,000	4,230,000
State taxes (net of federal tax effect)	349,000	1,303,000	1,073,000
Effect of tax and exchange rates in foreign jurisdictions	175,000	(776,000)	1,043,000
Foreign subsidiaries taxed at lower rate or tax exempt	1,064,000	191,000	(380,000)
Non-deductible expenses / exempt income	256,000	328,000	470,000
Employment and other tax credits	(967,000)	0	0
Cancellation of legacy ESOP plan		0	3,104,000
Effect of disposal of subsidiaries		0	(403,000)
Prior year provision / other items	(180,000)	(320,000)	73,000
Unrecognized losses utilized during the year		1,018,000	0
Change in unrecognized temporary differences	220,000	(1,547,000)	(765,000)
Total	$ 1,918,000	$ 2,315,000	$ 8,445,000
Reconciliation of average effective tax rate and applicable tax rate [Abstract]
Income tax expense using the applicable tax rate	21.00%	21.00%	21.00%
State taxes (net of federal tax effect)	7.30%	12.90%	5.30%
Effect of tax and exchange rates in foreign jurisdictions	3.70%	(7.70%)	5.10%
Foreign subsidiaries taxed at lower rate or tax exempt	22.30%	1.90%	(1.90%)
Non-deductible expenses / exempt income	5.40%	3.30%	2.30%
Employment and other tax credits	(20.30%)
Cancellation of legacy ESOP plan		0.00%	15.20%
Effect of disposal of subsidiaries		0.00%	(2.00%)
Prior year provision / other items	(3.80%)	(3.20%)	0.40%
Unrecognized losses utilized during the year		10.10%	0.00%
Change in unrecognized temporary differences	4.60%	(15.30%)	(3.70%)
Total	40.20%	23.00%	41.70%